Income taxes - Narrative (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Germany
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	$ 211,000
United States
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	2,165
R&D Investment Tax Credits
Disclosure of geographical areas [line items]
Unused tax credits for which no deferred tax asset recognised	$ 8,019